Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	MONEYLION INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-260254) (as amended, the “Registration Statement”) of MoneyLion Inc. (the “Registrant”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 22, 2021, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update the information in the Registration Statement to reflect, among other things, the Registrant’s audited results for the year ended December 31, 2021 and its unaudited results for the quarter ended March 31, 2022. The information included in this Post-Effective Amendment No. 2 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001807846
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE